SCHEDULE OF LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets And Leases Liabilities
Lease liabilities - current	$ 348
Lease liabilities – noncurrent	1,072
Total lease liabilities	$ 1,420